Convertible debentures and promissory notes payable (Tables)	3 Months Ended
Feb. 28, 2023
Convertible debentures and promissory notes payable
Schedule Of Related Party Transactions
	February 28,	November 30,
	2023	2022
Convertible debenture payable to two directors and officers of the
Company, unsecured, 10% annual interest rate,
payable monthly (“2018 Debenture”)	$500,000	$500,000

Convertible debenture payable to two directors and officers of the
Company, unsecured, 12% annual interest rate,
payable monthly (“May 2019 Debenture”)	1,050,000	1,050,000

Convertible debenture payable to two directors and officers of the
Company, unsecured, 12% annual interest rate,
payable monthly (“November 2019 Debenture”)	250,000	250,000
	$1,800,000	$1,800,000

Schedule Of Promissory notes payable
	February 28,	November 30,
	2023	2022
	$	$
Promissory notes payable to two directors and officers of the Company, unsecured, no annual interest rate on the outstanding loan balance	157,437	157,437
Promissory notes payable to third party unsecured, 10% annual interest rate on the outstanding loan balance	203,077	203,077
	360,514	360,514